SCUDDER
                                                                 INVESTMENTS(SM)
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Scudder Pathway Series

Conservative Portfolio

Balanced Portfolio

Growth Portfolio

Supplement to Prospectus
Dated January 1, 2000

The following information replaces disclosure for the portfolios in "The portfolio managers" section of the Prospectus:

The following people handle the day-to-day management of each portfolio in this prospectus.

Maureen F. Allyn
     o Began investment career in 1989
     o Joined the adviser in 1996
     o Joined the fund team in 1996

Edward Baldini
     o Began investment career in 1989
     o Joined the adviser in 1995
     o Joined the fund team in 1998

Donald E. Hall
     o Began investment career in 1982
     o Joined the adviser in 1982
     o Joined the fund team in 2000

Shahram Tajbakhsh
     o Began investment career in 1991
     o Joined the adviser in 1996
     o Joined the fund team in 2000


June 14, 2000